Segmented information (Details Narrative) - Grown Rogue Unlimited LLC [Member]	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Reserve Quantities [Line Items]
Revenues	16.00%
Three Major Customers [Member]
Reserve Quantities [Line Items]
Revenues		33.00%